Lease and Non-Lease Components of Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Lease and Non-Lease Components of Revenue
Schedule of lease and non-lease components of revenue under time charter

December 31,	2025	2024	2023
Lease component	6,060,914	16,551,871	30,584,686
Non-lease component	1,533,701	2,090,148	8,817,934
Total	7,594,615	18,642,019	39,402,620